Financial Instruments (Schedule of Fair Values of Other Financial Liabilities) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current liabilities:
Total fair value of other financial liabilities	€ 384,291	€ 356,194	€ 280,893
Level 1 [Member]
Non-current liabilities:
Debentures	102,957	140,293
Loans from banks and others (including current maturities)	0	0
Total fair value of other financial liabilities	102,957	140,293
Level 2 [Member]
Non-current liabilities:
Debentures	0	0
Loans from banks and others (including current maturities)	217,073	223,287
Total fair value of other financial liabilities	217,073	223,287
Level 3 [Member]
Non-current liabilities:
Debentures	0	0
Loans from banks and others (including current maturities)	0	0
Total fair value of other financial liabilities	0	0
Carrying Value [Member]
Non-current liabilities:
Debentures	110,428	137,299
Loans from banks and others (including current maturities)	273,863	218,895
Total fair value of other financial liabilities	€ 384,291	€ 356,194
Loans from banks and others [Member]
Non-current liabilities:
Valuation techniques for determining fair value	Discounting future cash flows by the market interest rate on the date of measurement.	Discounting future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value	Discount rate of Euribor+ 2% with a zero floor, Euribor+ 5.27%, fix rate for 5 years 2.65%-4.5% Linkage to Euribor, fix rate 2.58%-3.03%, fix rate 2.75%-7% Linkage to Consumer price index in Israel and floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%.	Discount rate of Euribor+ 2.53%, fix rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel